Shareholders' Equity (Details) (USD $)	1 Months Ended	6 Months Ended
	Jan. 31, 2014	Jun. 30, 2014 Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at December 31, 2013
Granted	20,000	250,000
Exercised
Outstanding at June 30, 2014		250,000
Exercisable at June 30, 2014		62,500
Weighted Average Exercise Price Per Share, Outstanding
Weighted Average Exercise Price Per Share, Granted		$ 6.15
Weighted Average Exercise Price Per Share, Forfeited
Weighted Average Exercise Price Per Share, Exercised
Weighted Average Exercise Price Per Share, Outstanding		$ 6.15
Weighted Average Exercise Price Per Share, Exercisable		$ 6.15